Leases - lease expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating lease cost:
Operating lease cost	$ 2,528,841	$ 3,497,729
Short-term lease cost	508,273	710,161
Finance lease cost:
Amortization of finance lease assets	0
Interest on the lease liabilities	0	69,672
Total lease cost	3,037,114	4,277,562
Supplemental cash flow information related to leases
Operating cash flows for operating leases	1,996,744	3,996,599
Operating cash flows for finance leases	0
Financing cash flows for finance leases	$ 0	$ 5,207,694